RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

20.  RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions with related parties during the period:

(a)	Rental of offices as lessee

		Six months ended June 30,
		2022	2023	2023
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”) (a)	i	217	218	30
Feishang Management's share of office rental to Feishang Enterprise(b)	ii	84	84	12
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)’s share of office rental to Feishang Enterprise(b)	iii	15	45	6

(i)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2022 to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(ii)	On October 1, 2021, Feishang Management signed an office-sharing agreement with Feishang Enterprise, which will expire on September 30, 2023. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 2 years.

(iii)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 square meters of office premises annually. The latest contract is from March 14, 2023 to March 13, 2024.

(b)	Other transactions with related parties

On February 27, 2023, the Company entered into a sale and purchase agreement (the “SPA”) with Feishang Group and Top Pacific (China) Limited (together, the “Sellers”), and the respective beneficial owner of the sellers, Mr. Li Feilie and Mr. Yao Yuguang, to acquire 100% equity interests of Greatfame Investments Limited, which owns 100% equity interest in Williams Minerals (Pvt) Ltd (“Williams Minerals”) (the “Acquisition”). Williams Minerals owns the mining permit for the Zimbabwean lithium mine. The consideration to be paid by the Company for the Acquisition will be calculated by multiplying the qualified measured, indicated and inferred resources quantity of lithium oxide proven to be in the mine by independent technical reports by a unit price of US$500 per ton, less certain due diligence costs and expenses incurred by the Company for the issuance of the independent technical reports.

According to the SPA, the Company issued a US$24,500 promissory note and a US$10,500 promissory note to Feishang Group and Top Pacific (China) Limited respectively on April 14, 2023 to proceed with the acquisition. The Company recognized a liability due to shareholders amounted to US$24,500 (CNY176,901, Note20(c))* and other payable amounted to US$10,500 (CNY75,815, Note 15)* respectively for the present obligations of these two promissory notes with corresponding non-current assets amounted to US$35,000 (CNY252,716, Note 12)*.

* As the transaction is denominated in US$ per SPA, the corresponding transaction amount was translated into Hong Kong dollars, the functional currency of the Company and reported as CNY at June 30, 2023.

(a)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(b)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

Completion of the transaction as contemplated by the SPA is contingent upon the satisfaction of a number of conditions, including, among other things, the issuance of independent technical reports, the actual quantity of qualified lithium oxide metal resources proven or estimated to exist in each mining area covered by the relevant report, and the Company’s full settlement of the purchase consideration.

(c) Balances with related companies

The Company’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,	June 30,
		2022	2023	2023
		CNY	CNY	US$
	Notes	(Audited)	(Unaudited)	(Unaudited)

Current:
Payable to related companies:
Feishang Enterprise(a)	i	495	2,262	312
Guizhou Feishang Energy Co., Ltd (“Guizhou Feishang”) (a)	ii	—	800	110
Anka Capital(b)		2,913	3,055	421
		3,408	6,117	843

Payable to the Shareholder:
Feishang Group(a)	iii	7,153	7,153	987
Feishang Group(a)	iv	—	176,901	24,388
		7,153	184,054	25,375

Lease liabilities to related parties
Anka(b)		1,022	725	100
		1,022	725	100

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Guizhou Feishang represents the net amount of advances from Guizhou Feishang. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iv)	The payable to Feishang Group represents the net amount of acquisition of mining rights in Zimbabwe. For more details, please refer to Note 20 (b).

(a)	Feishang Enterprise, Feishang Group and Guizhou Feishang are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

(d) Compensation of key management personnel of the Group

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Wages, salaries and allowances	618	575	79
Housing subsidies	11	7	1
Contribution to pension plans	43	28	4

	672	610	84

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.

26.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related companies:

(a)	Commercial transactions with related companies

		Year Ended December 31,
		2020	2021	2022	2022
		CNY	CNY	CNY	US$

Interest income received from Feishang Enterprise(a)	(i)	6,792	3,396	—	—

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”)(b)	(ii)	1,368	1,343	1,175	170
Feishang Management's share of office rental to Feishang Enterprise(a)	(iii)	166	166	166	24
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	(iv)	90	90	90	13

(i)	The Company's subsidiary, Shanghai Onway, entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.

(ii)

The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July, 2018 to June 30, 2020, and extended it to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(iii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2022, which will expire on September 30, 2023.

(iv)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period, from March 14, 2021 to March 13, 2022 and renewed the contract with same terms for another 12-month period from March 14, 2022 to March 13, 2023.

(a)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(b)	Balances with related companies

The Group’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,
		2021	2022	2022
		CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise(a)	(i)	3,019	495	72
Anka Capital Limited (“Anka Capital”)(b)	(iii)	2,691	2,913	422
		5,710	3,408	494

Payable to the Shareholder:
Feishang Group(a)	(ii)	14,050	7,153	1,037
		14,050	7,153	1,037

Dividend payables to related companies:
Qianhai Industrial(c)	(iv)	5,048	—	—
		5,048	—	—

Lease liabilities to related parties:
Anka(b)		372	1,022	148
		372	1,022	148

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iv)	The dividend payable to Qianhai Industrial represents the declared dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021 prior to the acquisition of PST Technology and its subsidiaries by the Group. It was paid by Shenzhen Qianhai as of December 31, 2022.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(c)	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(c)	Compensation of key management personnel of the Group

	Year Ended December 31,
	2021	2022	2022
	CNY	CNY	US$
Wages, salaries and allowances	1,154	1,171	170
Housing funds	17	16	2
Contribution to pension plans	68	65	9

	1,239	1,252	181

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.